OPERATING SEGMENT INFORMATION (Details 3) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues and long-lived assets
Revenues	$ 2,332		$ 2,638	$ 2,740	$ 2,589	$ 2,951		$ 2,884	$ 2,988	$ 2,755	$ 10,299		$ 11,578		$ 11,079
Long-lived assets	4,410	[1]				4,375	[1]				4,410	[1]	4,375	[1]	3,759
United States
Revenues and long-lived assets
Revenues											3,228		3,540		3,319
Long-lived assets	1,902					1,700					1,902		1,700		1,357
Germany
Revenues and long-lived assets
Revenues											714		677		586
Long-lived assets	362					381					362		381		200
The Netherlands
Revenues and long-lived assets
Long-lived assets	304					314					304		314		356
United Kingdom
Revenues and long-lived assets
Long-lived assets	320					311					320		311		312
Mexico
Revenues and long-lived assets
Revenues											475		825		853
China
Revenues and long-lived assets
Revenues											1,110		1,200		1,081
Long-lived assets	217					221					217		221		202
Italy
Revenues and long-lived assets
Long-lived assets	229					211					229		211		197
Other nations
Revenues and long-lived assets
Revenues											4,772		5,336		5,240
Long-lived assets	$ 1,076					$ 1,237					$ 1,076		$ 1,237		$ 1,135

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”